Finance leases	18 Months Ended
Oct. 31, 2018
Finance leases [Abstract]
Finance leases
22 Finance leases

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Current		13,560		-
Non-current		14,923		-
		28,483		-

Finance lease liabilities – minimum lease payments:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Within one year		15,136		-
Between one and five years		15,984		-
		31,120		-
Future lease charges		(2,637)		-
		28,483		-

The carrying value of computer equipment held under finance leases and hire purchase contracts as at October 31, 2018 was $25.9m (April 30, 2017 $nil) (note 12).

Finance lease liabilities – present value of minimum lease payments:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Within one year		13,560		-
Between one and five years		14,923		-
		28,483		-

The Group’s obligations under finance leases are secured by charges over the related leased assets. The weighted average fixed interest rate on the outstanding commercial loan and finance lease liabilities is 8.5% (April 30, 2017: nil).